Use of Estimates, Assumptions and Judgements (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 $ / T $ / oz
Gold Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz	1,380
Silver Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz	17.00
Lead Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,170.00
Zinc Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,590